United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: March 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kara Downing
Title: 	Chief Compliance Officer
Phone:	216-464-6266
Signature, Place and Date of Signing:

Kara Downing	Cleveland, Ohio		April 27, 2012

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	39

Form 13F Information Table Value Total:	$83,506,263


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





Title of

Value

Invs
t
Other
Voting Authority
Name of Issuer
Class

(x$1000)
Shares
Disc
Mngrs
Sole
Share
d
None










Exxon Mobil Corp.
Com
30231G102
13,150
155149
Sole

155149


ConocoPhillips
Com
20825C104
2,981
40908
Sole

40908


Intel Corporation
Com
458140100
2,641
108904
Sole

108904


Mylan Inc.
Com
628530107
2,574
119935
Sole

119935


International Business Machine
Com
459200101
2,566
13957
Sole

13957


Procter & Gamble Co
Com
742718109
2,500
37474
Sole

37474


Novartis A G ADR
Com
66987V109
2,479
43354
Sole

43354


Apple Computer Inc.
Com
037833100
2,399
5924
Sole

5924


Google Inc.
Com
38259P508
2,372
3672
Sole

3672


Danaher Corp Del
Com
235851102
2,350
49956
Sole

49956


CVS Caremark Corp
Com
126650100
2,294
56247
Sole

56247


Verizon Communications
Com
92343V104
2,270
56581
Sole

56581


ANSYS Inc.
Com
03662Q105
2,221
38781
Sole

38781


Cerner Corporation
Com
156782104
2,184
35657
Sole

35657


Lowes Companies Inc.
Com
548661107
2,183
86032
Sole

86032


Kohls Corporation
Com
500255104
2,172
44013
Sole

44013


Accenture Ltd.
Com
G1151C101
2,054
38589
Sole

38589


Microsoft Corporation
Com
594918104
2,035
78389
Sole

78389


Colgate Palmolive Co
Com
194162103
1,989
21532
Sole

21532


Stericycle Inc.
Com
858912108
1,910
24514
Sole

24514


JPMorgan Chase & Co.
Com
46625H100
1,900
57157
Sole

57157


Public Svc Enterprise Group In
Com
744573106
1,711
51837
Sole

51837


Scripps Networks Interactive I
Com
811065101
1,694
39936
Sole

39936


Chevron Corporation
Com
166764100
1,669
15684
Sole

15684


Apache Corp.
Com
037411105
1,644
18155
Sole

18155


Wal Mart Stores Inc.
Com
931142103
1,528
25564
Sole

25564


Thermo Fisher Scientific Inc.
Com
883556102
1,527
33957
Sole

33957


Oracle Corporation
Com
68389X105
1,502
58550
Sole

58550


Travelers Companies, Inc.
Com
89417E109
1,489
25159
Sole

25159


BP PLC ADR
Com
055622104
1,222
28585
Sole

28585


Fiserv Inc.
Com
337738108
1,024
17432
Sole

17432


Freeport-McMoRan Copper & Gold
Com
35671D857
735
19979
Sole

19979


Lincoln Elec Hldgs Inc.
Com
533900106
581
14848
Sole

14848


1/100 Berkshire Htwy Cla
Com
084990175
459
400
Sole

400


General Elec Company
Com
369604103
348
19456
Sole

19456


Philip Morris International In
Com
718172109
259
3295
Sole

3295


Automatic Data Processing Inc.
Com
053015103
228
4220
Sole

4220


America Movil S A De C V Spon
Com
02364W105
218
9650
Sole

9650


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